Label	Element	Value
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	R 82,000,000
Non-controlling interests [member]
Non-controlling interests	ifrs-full_NoncontrollingInterests	0
Issued capital [member]
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	R 29,340,000,000
Number of shares issued	ifrs-full_NumberOfSharesIssued	500,251,751
Retained earnings [member]
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	R (9,103,000,000)
Other reserves [member]
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	5,227,000,000
Other reserves [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity attributable to owners of parent	ifrs-full_EquityAttributableToOwnersOfParent	R 82,000,000